Schedule I - Balance Sheets (Parenthetical) (Detail) - shares	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Ordinary shares, shares issued	118,098,018	118,098,018
Ordinary shares, shares outstanding	118,098,018	118,098,018